UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450,	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.
108 Lakeland Ave., Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
Terry Davis
DLA Piper LLP
One Atlantic Center
1201 West Peachtree Street, Suite 2900
Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2026

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Channing Intrinsic Value Small-Cap Fund

Institutional Class (OWLLX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Channing Intrinsic Value Small-Cap Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/channing/. You can also request this information by contacting us at (833) 565-1919.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.95%

How did the Fund perform during the reporting period?

The six-month period ending July 31, 2026, has presented a complex mix of opportunities and challenges for small-cap investors relative to their large-cap peers. Investors navigated shifting market leadership, geopolitical uncertainty, volatile energy prices, and changing expectations for monetary policy. At various points during the period, investors favored higher-growth and higher-beta stocks, while market breadth improved later in the period as valuation and lower-risk factors performed well. Our strategy has maintained its core principal: owning undervalued high-quality businesses with long-term stability and strong management teams.

The Channing Intrinsic Value Small-Cap Fund (the “Fund”) underperformed during the period. The Fund returned 8.75% versus 15.11% for the Russell 2000® Value Index, and 8.66% for the Russell 3000® Index. Performance for the year has been dominated by low-quality factors, with the strongest performance driven by high-beta, non-earning, lower-market-cap, and technology-oriented names. The top three sectors contributing positively to relative performance were Utilities, Materials, and Consumer Discretionary. In contrast, the three sectors that detracted most from relative performance were Information Technology, Industrials, and Financials.

Despite recent volatility, valuations in small-cap value equities remain compelling, particularly in sectors where pessimism has overshot fundamentals. We remain committed to Channing's high-conviction, quality-based approach to intrinsic value investing and to position our clients for long-term success through thoughtful, opportunistic portfolio construction. We view our portfolio companies to be well-positioned for long-term growth and have the wherewithal to sustain themselves as the economy moves into the next phase of the economic cycle. We believe individual stock selection will remain an essential and differentiating attribute to our performance. We continue to believe our high-quality value discipline remains the best place to achieve long-term risk-adjusted returns.

How has the Fund performed since inception?

Total Return Based on $50,000 Investment

Channing Intrinsic Value Small-Cap Fund - I
Russell 3000® Index
Russell 2000® Value Index
$89,500
$85,000
$80,500
$76,000
$71,500
$67,000
$62,500
$58,000
$53,500
$49,000
$44,500
$88,897
$74,274
$71,202
Jun-2021
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026

Table Summary
	Channing Intrinsic Value Small-Cap Fund - I	Russell 3000® Index	Russell 2000® Value Index
Jun-2021	$50,000	$50,000	$50,000
Jul-2021	$49,500	$50,846	$48,210
Jul-2022	$44,925	$47,108	$45,913
Jul-2023	$49,341	$53,066	$47,723
Jul-2024	$56,467	$64,249	$55,207
Jul-2025	$54,842	$74,327	$52,851
Jul-2026	$71,202	$88,897	$74,274

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 30, 2021)
Channing Intrinsic Value Small-Cap Fund - I	29.83%	7.54%	7.20%
Russell 3000® Index	19.60%	11.82%	11.98%
Russell 2000® Value Index	40.54%	9.03%	8.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Table Summary
Net Assets	$10,530,583
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	32%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Axalta Coating Systems Ltd.	3.0%
Crane NXT, Inc.	2.8%
Affiliated Managers Group, Inc.	2.8%
MSA Safety, Inc.	2.8%
First American Treasury Obligations Fund, Class X	2.8%
Corporate Office Properties Trust	2.8%
Brink's Co. (The)	2.7%
Gates Industrial Corp Ltd.	2.7%
Hexcel Corp.	2.7%
Hancock Whitney Corp.	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
29.2%
Financials
23.4%
Consumer Discretionary
13.3%
Information Technology
11.1%
Real Estate
7.1%
Materials
5.4%
Communication Services
4.2%
Money Market Funds
2.8%
Utilities
2.4%
Energy
1.2%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	1.2%
Utilities	2.4%
Money Market Funds	2.8%
Communication Services	4.2%
Materials	5.4%
Real Estate	7.1%
Information Technology	11.1%
Consumer Discretionary	13.3%
Financials	23.4%
Industrials	29.2%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Channing Intrinsic Value Small-Cap Fund - I (OWLLX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/channing/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-OWLLX

Regan Floating Rate MBS ETF

(MBSF) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Regan Floating Rate MBS ETF (the "Fund") for the period of February 1, 2026 to July 31, 2026.  You can find additional information about the Fund at https://www.regancapital.com/etfs/mbsf/. You can also request this information by contacting us at (844) 988-6273.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regan Floating Rate MBS ETF	$25	0.49%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Collateralized Mortgage Obligations
94.1%
U.S. Government & Agencies
5.4%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
U.S. Government & Agencies	5.4%
Collateralized Mortgage Obligations	94.1%

Fund Statistics

  Net Assets$236,369,630
  Number of Portfolio Holdings429
  Advisory Fee $500,049
  Portfolio Turnover17%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Regan Floating Rate MBS ETF (MBSF)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.regancapital.com/etfs/mbsf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-MBSF

Summitry Equity Fund

 (GGEFX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Summitry Equity Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://summitryfunds.com/reports/. You can also request this information by contacting us at (866) 954-6682.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summitry Equity Fund	$62	1.25%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Health Care	9.4%
Financials	9.7%
Industrials	10.0%
Communications	15.7%
Consumer Discretionary	22.9%
Technology	30.4%

Fund Statistics

Table Summary
Net Assets	$74,059,665
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$322,535
Portfolio Turnover	12%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Summitry Equity Fund (GGEFX)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://summitryfunds.com/reports/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-GGEFX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Channing Intrinsic Value Small-Cap Fund

Institutional Class - OWLLX

Semi-Annual Financial Statements

and Additional Information

July 31, 2026

Fund Adviser:

Channing Capital Management, LLC

10 S. LaSalle Street, Suite 2401

Chicago, IL 60603

(312) 223-0211

www.channingcapital.com

Channing Intrinsic Value Small-Cap Fund

Schedule of Investments

July 31, 2026 - (Unaudited)

COMMON STOCKS — 97.33%	Shares	Fair Value
Communication Services — 4.15%
Madison Square Garden Entertainment Corp.(a)	2,124	$164,100
Nexstar Media Group, Inc.	1,433	273,030
		437,130
Consumer Discretionary — 13.32%
Asbury Automotive Group, Inc.(a)	945	218,957
Boyd Gaming Corp.	2,239	190,448
Brunswick Corp.	2,845	224,755
Dorman Products, Inc.(a)	1,939	258,197
OneSpaWorld Holdings Ltd.	6,152	158,476
Patrick Industries, Inc.	1,210	99,886
Valvoline, Inc.(a)	6,571	252,392
		1,403,111
Energy — 1.20%
California Resources Corp.	2,393	125,920

Financials — 23.42%
Affiliated Managers Group, Inc.	797	292,284
Ameris Bancorp	2,897	252,647
Artisan Partners Asset Management, Inc., Class A	4,129	162,022
First American Financial Corp.	3,709	278,138
Glacier Bancorp, Inc.	4,953	244,133
Hancock Whitney Corp.	3,670	282,590
Independent Bank Corp.	2,770	232,209
Moelis & Co., Class A	3,895	261,277
Old National Bancorp	10,100	269,064
Renasant Corp.	4,408	192,057
		2,466,421
Industrials — 29.25%
Atmus Filtration Technologies, Inc.	5,023	259,337
Brink’s Co. (The)	2,435	288,426
CSW Industrials, Inc.	777	247,809
Gates Industrial Corp Ltd.(a)	10,287	287,830
Herc Holdings, Inc.	1,834	275,357
Hexcel Corp.	2,765	284,657
JT Marel Corp.	1,459	202,028
Louisiana-Pacific Corp.	1,403	101,619
McGrath RentCorp	2,429	279,699
MSA Safety, Inc.	1,534	291,873
Parsons Corp.(a)	5,331	235,684
Terex Corp.	1,188	74,654
Timken Co. (The)	1,826	251,166
		3,080,139
Information Technology — 11.12%
ACI Worldwide, Inc.(a)	1,811	103,825
Belden, Inc.	2,212	274,398
Crane NXT, Inc.	5,807	301,674

See accompanying notes which are an integral part of these financial statements.

1

Channing Intrinsic Value Small-Cap Fund

Schedule of Investments (continued)

July 31, 2026 - (Unaudited)

COMMON STOCKS — 97.33% - (continued)	Shares	Fair Value
Information Technology — 11.12% - continued
Littelfuse, Inc.	545	$240,961
OSI Systems, Inc.(a)	1,130	250,170
		1,171,028
Materials — 5.36%
Avient Corp.	6,953	252,533
Axalta Coating Systems Ltd.(a)	8,702	311,619
		564,152
Real Estate — 7.14%
Corporate Office Properties Trust	7,669	291,115
Cushman & Wakefield Ltd.(a)	16,176	217,082
STAG Industrial, Inc.	6,358	243,257
		751,454
Utilities — 2.37%
Southwest Gas Holdings, Inc.	2,793	249,694

Total Common Stocks (Cost $8,810,107)		10,249,049

MONEY MARKET FUNDS - 2.77%
First American Treasury Obligations Fund, Class X, 3.60%(b)	291,548	291,548

Total Money Market Funds (Cost $291,548)		291,548
Total Investments — 100.10% (Cost $9,101,655)		10,540,597
Liabilities in Excess of Other Assets — (0.10)%		(10,014)
NET ASSETS — 100.00%		$10,530,583

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

2

Channing Intrinsic Value Small-Cap Fund

Statement of Assets and Liabilities

July 31, 2026 - (Unaudited)

Assets
Investments in securities at fair value (cost $9,101,655) (Note 3)	$10,540,597
Dividends receivable	1,680
Receivable from Adviser (Note 4)	11,570
Prepaid expenses	10,236
Total Assets	10,564,083
Liabilities
Payable to affiliates (Note 4)	10,324
Payable to trustees	3,118
Other accrued expenses	20,058
Total Liabilities	33,500
Net Assets	$10,530,583
Net Assets consist of:
Paid-in capital	$7,485,228
Accumulated earnings	3,045,355
Net Assets	$10,530,583
Institutional Class:
Shares outstanding (unlimited number of shares authorized, no par value)	756,418
Net asset value, offering and redemption price per share (Note 2)	$13.92

See accompanying notes which are an integral part of these financial statements.

3

Channing Intrinsic Value Small-Cap Fund

Statement of Operations

For the six months ended July 31, 2026 - (Unaudited)

Investment Income
Dividend income	$97,158
Total investment income	97,158
Expenses
Investment Adviser fees (Note 4)	36,909
Administration and fund accounting fees (Note 4)	37,679
Audit and tax preparation fees	10,375
Compliance service fees (Note 4)	10,056
Trustee fees	9,349
Legal fees	9,159
Transfer agent fees (Note 4)	9,004
Registration expenses	4,773
Custodian fees	4,431
Printing and postage expenses	4,313
Miscellaneous expense	16,362
Total expenses	152,410
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(102,298)
Net operating expenses	50,112
Net investment income	47,046
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,475,778
Net change in unrealized depreciation on investment securities	(664,427)
Net realized and change in unrealized gain on investments	811,351
Net increase in net assets resulting from operations	$858,397

See accompanying notes which are an integral part of these financial statements.

4

Channing Intrinsic Value Small-Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$47,046	$69,318
Net realized gain on investment securities transactions	1,475,778	749,807
Net change in unrealized appreciation (depreciation) of investment securities	(664,427)	390,847
Net increase in net assets resulting from operations	858,397	1,209,972
Distributions to shareholders from Earnings (Note 2)	—	(62,867)
Total distributions	—	(62,867)
Capital Transactions - Institutional Class:
Proceeds from shares sold	6,000	15,000
Reinvestment of distributions	—	57,966
Amount paid for shares redeemed	(1,000,001)	(830,000)
Net decrease in net assets resulting from capital transactions	(994,001)	(757,034)
Total Increase (Decrease) in Net Assets	(135,604)	390,071
Net Assets
Beginning of period	10,666,187	10,276,116
End of period	$10,530,583	$10,666,187
Share Transactions - Institutional Class:
Shares sold	458	1,466
Shares issued in reinvestment of distributions	—	4,908
Shares redeemed	(77,220)	(89,101)
Net decrease in shares	(76,762)	(82,727)

See accompanying notes which are an integral part of these financial statements.

5

Channing Intrinsic Value Small-Cap Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six						For the
	Months						Period
	Ended July						Ended
	31, 2026		For the Years Ended January 31,				January 31,
	(Unaudited)		2026	2025	2024	2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$12.80		$11.22	$9.66	$9.27	$9.77	$10.00
Investment operations:
Net investment income	0.06		0.09	0.05	0.05	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.06		1.57	1.56	0.39	(0.50)	(0.22)
Total from investment operations	1.12		1.66	1.61	0.44	(0.47)	(0.20)
Less distributions to shareholders from:
Net investment income	—		(0.08)	(0.05)	(0.05)	(0.03)	(0.03)
Total distributions	—		(0.08)	(0.05)	(0.05)	(0.03)	(0.03)
Net asset value, end of period	$13.92		$12.80	$11.22	$9.66	$9.27	$9.77
Total Return(b)	8.75	% (c)	14.81%	16.67%	4.72%	(4.72)%	(2.03	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$10,531		$10,666	$10,276	$6,983	$7,324	$1,868
Ratio of net expenses to average net assets	0.95	% (d)	0.95%	0.95%	0.95%	0.95%	0.95	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	2.89	% (d)	3.17%	2.96%	3.70%	3.90%	12.86	% (d)
Ratio of net investment income to average net assets	0.89	% (d)	0.75%	0.45%	0.49%	0.34%	0.27	% (d)
Portfolio turnover rate	32	% (c)	76%	48%	65%	72%	23	% (c)

(a)	For the period June 30, 2021 (commencement of operations) to January 31, 2022.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements

July 31, 2026 - (Unaudited)

NOTE 1. ORGANIZATION

The Channing Intrinsic Value Small-Cap Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on June 30, 2021. The Fund’s investment adviser is Channing Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Updated 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

7

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2026 - (Unaudited)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax

8

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2026 - (Unaudited)

regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

9

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2026 - (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each

10

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2026 - (Unaudited)

individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,249,049	$—	$—	$10,249,049
Money Market Funds	291,548	—	—	291,548
Total	$10,540,597	$—	$—	$10,540,597

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. For the six months ended July 31, 2026, the Adviser earned a fee of $36,909 from the Fund before the waivers and reimbursements described below. At July 31, 2026, the Adviser owed the Fund $11,570.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2027, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the

11

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2026 - (Unaudited)

investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2026, the Adviser waived fees or reimbursed expenses totaling $102,298. As of July 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2027	$97,467
January 31, 2028	192,075
January 31, 2029	205,885
July 31, 2029	102,298

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2026.

12

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2026 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2026, purchases and sales of investment securities, other than short-term investments, were $3,322,769 and $4,420,219, respectively.

There were no long-term purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2026.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,690,306
Gross unrealized depreciation	(251,364)
Net unrealized appreciation on investments	1,438,942
Tax cost of investments	$9,101,655

At July 31, 2026, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the year ended January 31, 2026, the Fund’s most recent fiscal year end, were as follows:

Distributions paid from:
Ordinary income(a)	$62,867
Total distributions paid	$62,867

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,153
Undistributed long-term capital gains	182,175
Unrealized appreciation on investments	2,003,630
Total accumulated earnings	$2,186,958

For the fiscal year ended January 31, 2026, the Fund utilized short-term capital loss carryforwards in the amount of $603,214.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting

13

Channing Intrinsic Value Small-Cap Fund

Notes to the Financial Statements (continued)

July 31, 2026 - (Unaudited)

period. For the six months ended July 31, 2026, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2026, the Fund had 28.29% of the value of its net assets invested in stocks within the Industrials sector.

NOTE 8. INDEMNIFICATIONS

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the six months ended July 31, 2026, was $8,500.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 23-24, 2026, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Channing Agreement”) between Valued Advisers Trust (the “Trust”) and Channing Capital Management, LLC (“Channing”) with respect to the Channing Intrinsic Value Small-Cap Fund (the “Channing Fund”). Channing provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to Channing and the Channing Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Channing and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at the March meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Channing Agreement, including: (i) reports regarding the services and support provided to the Channing Fund by Channing; (ii) quarterly assessments of the investment performance of the Channing Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Channing addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Channing Fund and Channing; (vi) disclosure information contained in the Trust’s registration statement and Channing’s Form ADV; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Channing Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Channing, including its financial information; a description of its personnel and the services it provides to the Channing Fund; information on Channing’s investment advice and performance; summaries of the Channing Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Channing Fund; and (c) the benefits to be realized by Channing from its relationship with the Channing Fund. The Board did not identify any particular information that was most relevant to its consideration of the Channing Agreement and each Trustee may have afforded different weight to the various factors.

15

Additional Information (Unaudited) (continued)

1.  The nature, extent, and quality of the services to be provided by Channing. In this regard, the Board considered Channing’s responsibilities under the Channing Agreement. The Trustees considered the services being provided by Channing to the Channing Fund. The Trustees discussed, among other things: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the Channing Fund’s investment objectives and limitations, the coordination of services for the Channing Fund among the Channing Fund’s service providers, and efforts to promote the Channing Fund and grow its assets. The Trustees considered Channing’s continuity of, and commitment to retain, qualified personnel, and Channing’s commitment to maintain its resources and systems. The Trustees considered Channing’s personnel, including the education and experience of the personnel. After considering the foregoing information and further information in the meeting materials provided by Channing (including Channing’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Channing were satisfactory and adequate for the Channing Fund.

2.  Investment performance of the Channing Fund and Channing. In considering the investment performance of the Channing Fund and Channing, the Trustees compared the performance of the Channing Fund with the performance of funds in a peer group with similar objectives managed by other investment advisers, as well as with aggregated Morningstar category data. The Trustees also considered the consistency of Channing’s management of the Channing Fund with its investment objective, strategies, and limitations. When comparing the performance of the Channing Fund to that of other funds in the peer group, the Trustees noted that the Channing Fund’s performance was equal to the median for the one-year period ended December 31, 2025, above the median for the three year period, and below the median for the since inception period. When considering the performance of the Channing Fund as compared to its Morningstar category, the Trustees noted that the Channing Fund’s performance was above the average but below the median for the one-year period ended December 31, 2025, above the average and median for the three-year period, and below the median for the since inception period. They also observed that the Channing Fund’s performance was below its broad-based market benchmark index for the one-year, three-year and since inception periods, but the Channing Fund had outperformed its style-specific benchmark for the three-year period, while underperforming for the one-year, and since inception periods ended December 31, 2025. The

Trustees noted that Channing provided a custom peer group that differed from the peer group provided by Broadridge. They considered Channing’s reasons for its assertion that this peer group provides a better comparison for the Channing Fund. When considering the performance of the Channing Fund as compared to the peer group provided by Channing, the Trustees noted that the Channing Fund outperformed the average for the one-year and since inception periods ended December 31, 2025. The Trustees also considered the performance of Channing’s separate accounts that were managed in a manner similar to that of the Channing Fund and they noted that the performance was very comparable and that any differences were reasonable in light of the circumstances. After reviewing and discussing the investment performance of the Channing Fund further, Channing’s experience managing the Channing Fund, Channing’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Channing Fund and Channing was satisfactory.

3. The costs of the services to be provided and profits to be realized by Channing from the relationship with the Channing Fund. In considering the costs of services to be provided and the profits to be

16

Additional Information (Unaudited) (continued)

realized by Channing from the relationship with the Channing Fund, the Trustees considered: (1) Channing’s financial condition; (2) the asset levels of the Channing Fund; (3) the overall expenses of the Channing Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Channing regarding its profits associated with managing the Channing Fund. The Trustees also considered potential benefits for Channing in managing the Channing Fund. The Trustees then compared the fees and expenses of the Channing Fund (including the management fee) to other comparable mutual funds. First, the Trustees compared the fees and expenses of the Channing Fund to those of other funds included in a custom peer group of funds with similar strategy and objective. The Trustees noted that the Channing Fund’s management fee was below the average and median for its peer group and the net expense ratio was also lower than the average and median. The Trustees then considered the fees and expenses of the Channing Fund as compared to other funds in its Morningstar category. They noted that the management fee was below the average and median of the category and the net expense ratio was slightly above the category average and median. The Trustees acknowledged the commitment of Channing to continue to limit the expenses of the Channing Fund under the same terms going forward. The Trustees considered the services provided to the Channing Fund in light of the advisory fees and the peer group fee data and concluded that the fee was within an acceptable range. The Trustees noted that the management fee was lower than what Channing charges to its separate account clients who have investment strategies and objectives similar to the Channing Fund and similar asset levels. Based on the foregoing, the Board concluded that the fees to be paid to Channing by the Channing Fund and the profits to be realized by Channing, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Channing.

4. The extent to which economies of scale would be realized as the Channing Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Channing Fund’s investors. In this regard, the Board considered that while the management fee remained the same at all asset levels, the Channing Fund’s shareholders experienced benefits from the Channing Fund’s expense limitation arrangement. The Trustees noted that once the Channing Fund’s expenses fell below the cap set by the arrangement, the Channing Fund’s shareholders would continue to benefit from the economies of scale under the Channing Fund’s agreements with service providers other than Channing. In light of its ongoing consideration of the Channing Fund’s asset levels, expectations for growth in the Channing Fund, and fee levels, the Board determined that the Channing Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Channing.

5. Possible conflicts of interest and benefits to Channing. In considering Channing’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Channing Fund; the basis of decisions to buy or sell securities for the Channing Fund and/or Channing’s other accounts; and the substance and administration of Channing’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to potential conflicts of interest. The Trustees noted that Channing identified no other potential benefits (in addition to the management fee) to Channing. Based on the foregoing, the Board determined that the standards and practices of Channing relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the Channing Fund are acceptable.

17

Additional Information (Unaudited) (continued)

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the Channing Agreement.

18

Summitry Equity Fund
GGEFX

Semi-Annual Financial Statements
and Additional Information
July 31, 2026

Summitry LLC
919 E. Hillsdale Boulevard, Suite 150
Foster City, CA 94404
(866) 954-6682

Summitry Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS — 98.04%	Shares	Fair Value
Communications — 15.68%
Alphabet, Inc., Class A	13,343	$4,751,843
Meta Platforms, Inc., Class A	3,628	2,019,744
Netflix, Inc.(a)	22,941	1,645,099
Uber Technologies, Inc.(a)	20,390	1,434,640
Universal Music Group NV - ADR	214,425	1,764,718
		11,616,044
Consumer Discretionary — 22.86%
Amazon.com, Inc.(a)	20,941	5,687,157
Lowe’s Companies, Inc.	12,925	2,685,944
LVMH Moet Hennessy Louis Vuitton SE - ADR	22,174	2,428,940
Ross Stores, Inc.	3,718	933,478
Starbucks Corp.	21,904	2,305,396
Ulta Beauty, Inc.(a)	5,628	2,886,207
		16,927,122
Financials — 9.74%
Charles Schwab Corp. (The)	24,327	2,560,174
Moody’s Corp.	3,190	1,526,032
Wells Fargo & Company	36,142	3,124,476
		7,210,682
Health Care — 9.36%
Agilent Technologies, Inc.	26,160	3,619,759
Thermo Fisher Scientific, Inc.	5,766	3,311,414
		6,931,173
Industrials — 10.02%
Carrier Global Corp.	52,491	3,244,468
GXO Logistics, Inc.(a)	44,716	2,242,955
Old Dominion Freight Line, Inc.	5,094	1,080,641
Rentokil Initial PLC - ADR	36,649	856,121
		7,424,185
Technology — 30.38%
Fiserv, Inc.(a)	37,164	2,004,626
Mastercard, Inc., Class A	7,724	4,426,624
Microsoft Corp.	3,663	1,702,269
Nintendo Company Ltd. - ADR	249,893	2,953,735
Salesforce.com, Inc.	8,083	1,487,434
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,874	3,183,065
Visa, Inc., Class A	12,044	4,409,670
Zebra Technologies Corp., Class A(a)	7,936	2,331,756
		22,499,179

Total Common Stocks (Cost $50,609,126)		72,608,385

See accompanying notes which are an integral part of these financial statements.

Summitry Equity Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)

MONEY MARKET FUNDS - 2.02%	Shares	Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.59%(b)	1,496,680	$1,496,680
Total Money Market Funds (Cost $1,496,680)		1,496,680

Total Investments — 100.06% (Cost $52,105,806)		74,105,065
Liabilities in Excess of Other Assets — (0.06)%		(45,400)
NET ASSETS — 100.00%		$74,059,665

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Summitry Equity Fund
Statement of Assets and Liabilities
July 31, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $52,105,806) (Note 3)	$74,105,065
Receivable for fund shares sold	306
Dividends receivable	35,474
Prepaid expenses	28,631
Total Assets	74,169,476
Liabilities
Payable for fund shares redeemed	18,161
Payable to Adviser (Note 4)	53,801
Payable to affiliates (Note 4)	13,601
Payable to Trustees	3,972
Other accrued expenses	20,276
Total Liabilities	109,811
Net Assets	$74,059,665
Net Assets consist of:
Paid-in capital	$42,191,305
Accumulated earnings	31,868,360
Net Assets	$74,059,665
Shares outstanding (unlimited number of shares authorized, no par value)	3,068,657
Net asset value, offering and redemption price per share (Note 2)	$24.13

See accompanying notes which are an integral part of these financial statements.

3

Summitry Equity Fund
Statement of Operations
For the Six Months Ended July 31, 2026 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $57,824)	$381,671
Total investment income	381,671

Expenses
Investment Adviser fees (Note 4)	373,865
Administration (Note 4)	37,299
Fund accounting fees (Note 4)	15,707
Registration expenses	14,139
Audit and tax preparation fees	10,336
Compliance service fees (Note 4)	10,056
Transfer agent fees (Note 4)	9,918
Legal fees	9,676
Trustee fees	9,067
Custodian fees	5,991
Printing and postage expenses	4,768
Insurance expenses	2,957
Miscellaneous	14,635
Total expenses	518,414
Fees contractually waived by Adviser (Note 4)	(51,330)
Net operating expenses	467,084
Net investment loss	(85,413)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	8,525,018
Net change in unrealized depreciation of investment securities	(7,658,023)
Net realized and change in unrealized gain on investments	866,995
Net increase in net assets resulting from operations	$781,582

See accompanying notes which are an integral part of these financial statements.

4

Summitry Equity Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January 31,
	July 31, 2026	2026
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(85,413)	$(182,503)
Net realized gain on investment securities transactions	8,525,018	11,236,451
Net change in unrealized depreciation of investment securities	(7,658,023)	(6,634,944)
Net increase in net assets resulting from operations	781,582	4,419,004

Distributions to Shareholders (Note 2)
Earnings	—	(11,664,174)
Total distributions	—	(11,664,174)

Capital Transactions
Proceeds from shares sold	1,962,795	5,567,551
Reinvestment of distributions	—	11,664,174
Amount paid for shares redeemed	(9,275,989)	(13,320,729)
Net increase (decrease) in net assets resulting from capital transactions	(7,313,194)	3,910,996
Total Decrease in Net Assets	(6,531,612)	(3,334,174)

Net Assets
Beginning of period	80,591,277	83,925,451
End of period	$74,059,665	$80,591,277

Share Transactions
Shares sold	84,581	223,732
Shares issued in reinvestment of distributions	—	496,137
Shares redeemed	(398,795)	(530,447)
Net increase (decrease) in shares outstanding	(314,214)	189,422

See accompanying notes which are an integral part of these financial statements.

5

Summitry Equity Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended January 31,
	Months
	Ended July
	31, 2026
	(Unaudited)		2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$23.82		$26.28	$22.01	$19.67	$25.21	$21.60
Investment operations:
Net investment loss	(0.03)		(0.05)	(0.10)	(0.08)	(0.09)	(0.16)
Net realized and unrealized gain (loss) on investments	0.34		1.57	6.64	4.22	(2.52)	5.54
Total from investment operations	0.31		1.52	6.54	4.14	(2.61)	5.38
Less distributions to shareholders from:
Net realized gains	—		(3.98)	(2.27)	(1.80)	(2.93)	(1.77)
Total distributions	—		(3.98)	(2.27)	(1.80)	(2.93)	(1.77)

Net asset value, end of period	$24.13		$23.82	$26.28	$22.01	$19.67	$25.21

Total Return(a)	1.30	% (b)	6.00%	30.08%	21.71%	(9.38)%	24.72%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$74,060		$80,591	$83,925	$68,842	$60,914	$72,807
Ratio of expenses to average net assets after expense waiver	1.25	% (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver	1.39	% (c)	1.37%	1.37%	1.35%	1.34%	1.31%
Ratio of net investment loss to average net assets after expense waiver	(0.23	)% (c)	(0.23)%	(0.44)%	(0.41)%	(0.45)%	(0.61)%
Portfolio turnover rate	12.00	% (b)	16.00%	11.17%	10.61%	22.53%	23.57%

(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Summitry Equity Fund
Notes to the Financial Statements
July 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Summitry Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”), and commenced operations on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Summitry LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the Fund’s CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management has determined that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are

8

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

9

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s

10

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$72,608,385	$—	$—	$72,608,385
Money Market Funds	1,496,680	—	—	1,496,680
Total	$74,105,065	$—	$—	$74,105,065

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2026, the Adviser earned a fee of $373,865 from the Fund before the waivers described below. At July 31, 2026, the Fund owed the Adviser $53,801.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until May 31, 2027, so that total annual operating expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures

11

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds that have their own expenses. For the six months ended July 31, 2026, the Adviser waived fees of $51,330.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of July 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2027	$37,440
January 31, 2028	88,100
January 31, 2029	97,662
July 31, 2029	51,330

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2026.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered

12

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active as of July 31, 2026.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2026, purchases and sales of investment securities, other than short-term investments, were $8,691,597 and $14,077,021, respectively.

There were no long-term purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2026.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$25,261,525
Gross unrealized depreciation	(3,262,266)
Net unrealized appreciation on investments	$21,999,259
Tax cost of investments	$52,105,806

The tax character of distributions paid for the fiscal year ended January 31, 2026, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Long-term capital gains	$11,664,174
Total distributions paid	$11,664,174

13

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

At January 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$1,464,698
Accumulated capital and other losses	(35,202)
Unrealized appreciation on investments	29,657,282
Total accumulated earnings	$31,086,778

During the fiscal year ended January 31, 2026, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the fiscal year ended January 31, 2026, there were no federal, state or local income taxes paid by the Fund.

As of January 31, 2026, the Fund had deferred qualified late year ordinary losses of $35,202.

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2026, the Fund had 30.38% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the six months ended July 31, 2026, was $8,500.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

16

Regan Floating Rate MBS ETF (MBSF)

NYSE Arca, Inc.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

JULY 31, 2026

Fund Adviser:

Regan Capital, LLC

300 Crescent Court, Suite 1760

Dallas, TX 75201

(844) 988-6273

TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS	2
STATEMENT OF ASSETS AND LIABILITIES	15
STATEMENT OF OPERATIONS	16
STATEMENTS OF CHANGES IN NET ASSETS	17
FINANCIAL HIGHLIGHTS	18
NOTES TO THE FINANCIAL STATEMENTS	19
ADDITIONAL INFORMATION	25

Regan Floating Rate MBS ETF
Schedule of Investments
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Fannie Mae Grantor Trust 2004, Series T1, Class 2A, 4.26%, 8/25/2043	$223,438	$212,725
Fannie Mae REMIC, Series 70, Class OF, 4.68%, 10/25/2031	49,123	49,566
Fannie Mae REMIC, Series 13, Class FC, 4.63%, 3/25/2032	23,338	23,440
Fannie Mae REMIC, Series 13, Class FA, 4.63%, 3/25/2032	23,338	23,440
Fannie Mae REMIC, Series 13, Class FB, 4.63%, 3/25/2032	23,338	23,440
Fannie Mae REMIC, Series 53, Class FY, 4.23%, 8/25/2032	32,616	32,623
Fannie Mae REMIC, Series 68, Class FB, 4.23%, 10/25/2032	26,149	26,161
Fannie Mae REMIC, Series 44, Class FI, 4.48%, 6/25/2033	84,626	85,129
Fannie Mae REMIC, Series 64, Class FS, 5.15%, 7/25/2033	32,051	32,613
Fannie Mae REMIC, Series 69, Class NF, 5.25%, 7/25/2033	152,808	155,952
Fannie Mae REMIC, Series 81, Class FE, 4.23%, 9/25/2033	43,248	43,183
Fannie Mae REMIC, Series 130, Class FD, 4.23%, 1/25/2034	94,457	94,418
Fannie Mae REMIC, Series 38, Class FK, 4.08%, 5/25/2034	213,198	212,129
Fannie Mae REMIC, Series 25, Class PF, 4.08%, 4/25/2035	68,020	67,492
Fannie Mae REMIC, Series 45, Class XA, 4.07%, 6/25/2035	180,531	179,325
Fannie Mae REMIC, Series 56, Class F, 4.02%, 7/25/2035	56,096	55,650
Fannie Mae REMIC, Series 90, Class FC, 3.98%, 10/25/2035	111,247	110,526
Fannie Mae REMIC, Series 106, Class UF, 4.03%, 11/25/2035	59,897	59,783
Fannie Mae REMIC, Series 106, Class PF, 4.08%, 12/25/2035	320,798	318,445
Fannie Mae REMIC, Series 3, Class CF, 4.03%, 3/25/2036	74,183	73,664
Fannie Mae REMIC, Series 39, Class FG, 4.65%, 3/25/2036	94,661	95,693
Fannie Mae REMIC, Series 24, Class F, 4.03%, 4/25/2036	255,291	252,937
Fannie Mae REMIC, Series 20, Class GF, 4.08%, 4/25/2036	66,318	65,818
Fannie Mae REMIC, Series 45, Class FM, 4.13%, 6/25/2036	85,987	85,466
Fannie Mae REMIC, Series 46, Class FW, 4.13%, 6/25/2036	26,746	26,584
Fannie Mae REMIC, Series 15, Class FJ, 4.66%, 6/25/2036	121,739	122,986
Fannie Mae REMIC, Series 62, Class FP, 3.98%, 7/25/2036	273,535	271,578
Fannie Mae REMIC, Series 101, Class FC, 4.03%, 7/25/2036	14,865	14,844
Fannie Mae REMIC, Series 101, Class FD, 4.03%, 7/25/2036	10,073	10,059
Fannie Mae REMIC, Series 79, Class DF, 4.08%, 8/25/2036	74,690	74,311
Fannie Mae REMIC, Series 83, Class FH, 4.17%, 9/25/2036	157,197	156,350
Fannie Mae REMIC, Series 88, Class AF, 4.19%, 9/25/2036	88,878	88,422
Fannie Mae REMIC, Series 86, Class CF, 4.93%, 9/25/2036	57,796	58,929
Fannie Mae REMIC, Series 101, Class FA, 4.15%, 10/25/2036	627,047	623,149
Fannie Mae REMIC, Series 104, Class FC, 3.98%, 11/25/2036	110,178	109,396
Fannie Mae REMIC, Series 33, Class FB, 4.55%, 3/25/2037	72,950	73,489
Fannie Mae REMIC, Series 25, Class FB, 4.06%, 4/25/2037	38,642	38,223
Fannie Mae REMIC, Series 54, Class AF, 4.29%, 4/25/2037	120,948	120,643
Fannie Mae REMIC, Series 103, Class BF, 3.98%, 7/25/2037	532,365	527,726
Fannie Mae REMIC, Series 70, Class FA, 4.08%, 7/25/2037	28,985	27,826
Fannie Mae REMIC, Series 89, Class EF, 4.29%, 9/25/2037	36,279	36,246
Fannie Mae REMIC, Series 92, Class OF, 4.30%, 9/25/2037	121,914	121,765
Fannie Mae REMIC, Series 102, Class FA, 4.30%, 11/25/2037	47,283	47,189
Fannie Mae REMIC, Series 117, Class MF, 4.43%, 1/25/2038	119,173	119,482

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Fannie Mae REMIC, Series 117, Class FM, 4.43%, 1/25/2038	$220,622	$221,194
Fannie Mae REMIC, Series 7, Class FA, 4.18%, 2/25/2038	179,374	178,794
Fannie Mae REMIC, Series 12, Class FA, 4.40%, 3/25/2038	50,155	50,242
Fannie Mae REMIC, Series 16, Class KF, 4.53%, 3/25/2038	97,541	98,157
Fannie Mae REMIC, Series 26, Class FA, 4.53%, 4/25/2038	325,055	326,902
Fannie Mae REMIC, Series 68, Class FC, 4.70%, 8/25/2038	748,767	758,213
Fannie Mae REMIC, Series 93, Class GF, 4.18%, 4/25/2039	55,968	55,607
Fannie Mae REMIC, Series 46, Class FC, 4.43%, 6/25/2039	236,553	237,833
Fannie Mae REMIC, Series 46, Class FA, 4.43%, 6/25/2039	252,800	254,180
Fannie Mae REMIC, Series 72, Class JF, 4.48%, 9/25/2039	207,835	209,314
Fannie Mae REMIC, Series 99, Class FC, 4.55%, 12/25/2039	16,914	16,237
Fannie Mae REMIC, Series 27, Class FG, 4.73%, 4/25/2040	595,411	601,987
Fannie Mae REMIC, Series 58, Class FY, 4.46%, 6/25/2040	59,706	59,863
Fannie Mae REMIC, Series 111, Class KF, 4.13%, 10/25/2040	711,126	707,570
Fannie Mae REMIC, Series 134, Class BF, 4.16%, 10/25/2040	441,162	440,010
Fannie Mae REMIC, Series 135, Class AF, 4.28%, 12/25/2040	61,712	61,322
Fannie Mae REMIC, Series 41, Class FK, 4.15%, 5/25/2041	167,591	166,405
Fannie Mae REMIC, Series 55, Class FJ, 4.17%, 6/25/2041	472,251	469,205
Fannie Mae REMIC, Series 62, Class KF, 4.23%, 7/25/2041	157,402	156,330
Fannie Mae REMIC, Series 149, Class MF, 4.23%, 11/25/2041	32,490	32,428
Fannie Mae REMIC, Series 121, Class PF, 4.08%, 12/25/2041	134,754	132,710
Fannie Mae REMIC, Series 3, Class DF, 4.28%, 2/25/2042	354,822	352,770
Fannie Mae REMIC, Series 98, Class CF, 4.80%, 2/25/2042	184,991	186,405
Fannie Mae REMIC, Series 10, Class AF, 4.08%, 3/25/2042	609,154	604,234
Fannie Mae REMIC, Series 19, Class JF, 4.28%, 3/25/2042	55,798	55,489
Fannie Mae REMIC, Series 33, Class F, 4.25%, 4/25/2042	70,623	70,177
Fannie Mae REMIC, Series 111, Class QF, 4.03%, 6/25/2042	45,994	45,773
Fannie Mae REMIC, Series 70, Class FA, 4.18%, 7/25/2042	709,031	702,201
Fannie Mae REMIC, Series 128, Class FJ, 3.98%, 9/25/2042	107,142	105,172
Fannie Mae REMIC, Series 116, Class FP, 3.98%, 10/25/2042	566,647	555,881
Fannie Mae REMIC, Series 133, Class AF, 4.03%, 10/25/2042	118,218	116,400
Fannie Mae REMIC, Series 122, Class FM, 4.13%, 11/25/2042	1,039,110	1,024,242
Fannie Mae REMIC, Series 130, Class FP, 3.98%, 12/25/2042	121,747	119,547
Fannie Mae REMIC, Series 141, Class FB, 4.03%, 12/25/2042	222,783	218,507
Fannie Mae REMIC, Series 134, Class FK, 4.08%, 12/25/2042	115,245	113,233
Fannie Mae REMIC, Series 10, Class FA, 4.08%, 2/25/2043	123,695	121,652
Fannie Mae REMIC, Series 10, Class FB, 4.08%, 2/25/2043	163,286	160,607
Fannie Mae REMIC, Series 13, Class FA, 4.08%, 3/25/2043	367,584	361,582
Fannie Mae REMIC, Series 16, Class FY, 4.08%, 3/25/2043	703,888	692,088
Fannie Mae REMIC, Series 26, Class FE, 4.08%, 4/25/2043	550,585	541,896
Fannie Mae REMIC, Series 34, Class CF, 4.73%, 4/25/2043	537,033	506,181
Fannie Mae REMIC, Series 92, Class FA, 4.28%, 9/25/2043	260,233	258,322
Fannie Mae REMIC, Series 118, Class FB, 4.25%, 12/25/2043	135,491	134,155
Fannie Mae REMIC, Series 10, Class KF, 4.18%, 3/25/2044	146,660	145,021

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Fannie Mae REMIC, Series 89, Class FM, 4.13%, 1/25/2045	$542,815	$534,933
Fannie Mae REMIC, Series 79, Class FE, 3.98%, 11/25/2045	74,980	73,929
Fannie Mae REMIC, Series 2, Class FB, 4.13%, 2/25/2046	120,025	118,837
Fannie Mae REMIC, Series 25, Class FL, 4.23%, 5/25/2046	1,041,857	1,030,296
Fannie Mae REMIC, Series 60, Class UF, 4.13%, 9/25/2046	335,088	332,858
Fannie Mae REMIC, Series 79, Class NF, 4.18%, 11/25/2046	588,085	578,824
Fannie Mae REMIC, Series 91, Class AF, 4.13%, 12/25/2046	43,141	42,883
Fannie Mae REMIC, Series 106, Class EF, 4.23%, 1/25/2047	1,711,861	1,689,346
Fannie Mae REMIC, Series 79, Class FB, 3.98%, 10/25/2047	471,872	468,126
Fannie Mae REMIC, Series 112, Class FC, 4.08%, 1/25/2048	2,014,660	1,969,683
Fannie Mae REMIC, Series 42, Class FD, 3.98%, 6/25/2048	403,354	395,093
Fannie Mae REMIC, Series 36, Class FD, 3.98%, 6/25/2048	99,695	98,685
Fannie Mae REMIC, Series 56, Class FD, 4.67%, 7/25/2048	57,064	57,816
Fannie Mae REMIC, Series 55, Class FB, 4.03%, 8/25/2048	658,789	641,118
Fannie Mae REMIC, Series 60, Class FK, 4.03%, 8/25/2048	470,198	457,515
Fannie Mae REMIC, Series 1, Class HF, 4.18%, 2/25/2049	138,416	135,672
Fannie Mae REMIC, Series 38, Class CF, 4.18%, 7/25/2049	1,096,982	1,079,164
Fannie Mae REMIC, Series 31, Class FB, 4.18%, 7/25/2049	453,369	445,797
Fannie Mae REMIC, Series 38, Class FA, 4.18%, 7/25/2049	4,440,432	4,369,194
Fannie Mae REMIC, Series 33, Class FB, 4.18%, 7/25/2049	558,652	550,147
Fannie Mae REMIC, Series 43, Class FD, 4.13%, 8/25/2049	562,240	553,470
Fannie Mae REMIC, 4.18%, 10/25/2049	883,892	870,732
Fannie Mae REMIC, Series 67, Class FB, 4.18%, 11/25/2049	167,614	165,199
Fannie Mae REMIC, Series 61, Class AF, 4.23%, 11/25/2049	4,136,994	4,085,346
Fannie Mae REMIC, Series 81, Class QF, 4.23%, 12/25/2049	1,974,579	1,950,193
Fannie Mae REMIC, Series 76, Class FA, 4.23%, 12/25/2049	109,954	108,494
Fannie Mae REMIC, Series 37, Class FH, 4.13%, 1/25/2050	691,010	681,177
Fannie Mae REMIC, Series 79, Class FA, 4.23%, 1/25/2050	1,196,557	1,180,861
Fannie Mae REMIC, Series 81, Class FJ, 4.23%, 1/25/2050	1,224,109	1,207,484
Fannie Mae REMIC, Series 12, Class FL, 4.18%, 3/25/2050	674,117	662,807
Fannie Mae REMIC, Series 10, Class FA, 4.23%, 3/25/2050	199,889	197,305
Fannie Mae REMIC, Series 10, Class FE, 4.23%, 3/25/2050	5,170,529	5,101,672
Fannie Mae REMIC, Series 27, Class FD, 4.18%, 5/25/2050	880,182	863,895
Fannie Mae REMIC, Series 36, Class FH, 4.18%, 6/25/2050	1,947,261	1,913,197
Fannie Mae REMIC, Series 37, Class FG, 4.03%, 8/25/2050	269,787	264,188
Fannie Mae REMIC, Series 54, Class WF, 4.16%, 8/25/2050	415,397	412,202
Fannie Mae REMIC, Series 25, Class WF, 3.77%, 5/25/2051	375,480	367,356
Fannie Mae REMIC, Series 81, Class FL, 4.87%, 11/25/2052	446,046	448,566
Fannie Mae REMIC, Series 41, Class GF, 4.23%, 3/25/2053	3,418,452	3,403,889
Fannie Mae REMIC, Series 4, Class FB, 4.27%, 3/25/2053	1,174,712	1,168,338
Fannie Mae REMIC, Series 21, Class FB, 4.92%, 7/25/2053	302,825	305,731
Fannie Mae REMIC, Series 76, Class FA, 4.42%, 9/25/2053	1,483,536	1,487,051
Fannie Mae REMIC, Series 58, Class FN, 4.12%, 12/25/2053	637,351	630,574
Fannie Mae REMIC, Series 33, Class PF, 4.52%, 12/25/2053	71,431	71,868

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Fannie Mae REMIC, Series 4, Class FB, 4.82%, 12/25/2053	$334,830	$336,969
Fannie Mae REMIC, Series 25, Class FB, 4.77%, 5/25/2054	289,552	291,067
Fannie Mae REMIC, Series 34, Class FB, 4.57%, 6/25/2054	876,040	882,391
Fannie Mae REMIC, Series 48, Class FC, 4.72%, 7/25/2054	307,474	309,801
Fannie Mae REMIC, Series 60, Class FG, 4.72%, 9/25/2054	402,084	405,112
Fannie Mae REMIC, Series 73, Class FB, 4.82%, 10/25/2054	223,751	225,201
Fannie Mae REMIC, Series 84, Class FD, 4.77%, 11/25/2054	135,106	135,831
Fannie Mae REMIC, Series 88, Class FE, 4.72%, 12/25/2054	450,293	453,658
Fannie Mae REMIC, Series 87, Class FB, 4.72%, 12/25/2054	295,747	298,001
Fannie Mae REMIC, Series 95, Class FC, 5.02%, 12/25/2054	527,583	534,252
Fannie Mae REMIC, Series 96, Class FA, 5.02%, 12/25/2054	1,584,478	1,600,479
Fannie Mae REMIC, Series 86, Class FC, 5.02%, 12/25/2054	331,976	336,177
Fannie Mae REMIC, Series 104, Class FA, 4.67%, 1/25/2055	266,603	267,446
Fannie Mae REMIC, Series 105, Class AF, 4.67%, 1/25/2055	20,933	21,043
Fannie Mae REMIC, Series 103, Class FC, 4.77%, 1/25/2055	1,187,918	1,198,781
Fannie Mae REMIC, Series 103, Class FH, 4.87%, 1/25/2055	492,570	496,429
Fannie Mae REMIC, Series 10, Class FB, 4.47%, 2/25/2055	271,611	269,897
Fannie Mae REMIC, Series 1, Class FD, 4.82%, 2/25/2055	205,251	207,436
Fannie Mae REMIC, Series 18, Class KF, 4.57%, 3/25/2055	387,943	389,190
Fannie Mae REMIC, Series 12, Class GF, 4.97%, 3/25/2055	325,333	328,884
Fannie Mae REMIC, Series 32, Class FA, 4.87%, 5/25/2055	269,328	271,491
Fannie Mae REMIC, Series 35, Class HF, 5.32%, 5/25/2055	69,229	69,986
Fannie Mae REMIC, Series 38, Class DF, 4.02%, 6/25/2055	807,554	800,025
Fannie Mae REMIC, Series 47, Class FJ, 4.65%, 6/25/2055	1,496,576	1,507,052
Fannie Mae REMIC, Series 86, Class FH, 4.47%, 9/25/2055	317,383	315,148
Fannie Mae REMIC, Series 87, Class FC, 4.72%, 10/25/2055	453,642	457,201
Fannie Mae REMIC, Series 83, Class FA, 4.72%, 10/25/2055	1,083,887	1,087,292
Fannie Mae REMIC, Series 41, Class FG, 4.23%, 8/25/2059	653,230	634,869
Fannie Mae REMIC, Series 62, Class FQ, 4.23%, 11/25/2059	485,099	479,258
Fannie Mae REMIC Trust 2004, Series W5, Class F1, 4.18%, 2/25/2047	453,689	434,407
Fannie Mae Trust 2003, Series W6, Class 6A, 4.81%, 8/25/2042	109,316	110,366
Freddie Mac REMIC, Series 2334, Class FO, 4.71%, 7/15/2031	25,025	25,232
Freddie Mac REMIC, Series 2582, Class FH, 4.99%, 7/15/2031	69,720	70,535
Freddie Mac REMIC, Series 2408, Class FO, 4.64%, 1/15/2032	9,038	9,065
Freddie Mac REMIC, Series 2406, Class FP, 4.72%, 1/15/2032	46,290	46,747
Freddie Mac REMIC, Series 2481, Class FE, 4.74%, 3/15/2032	35,264	35,637
Freddie Mac REMIC, Series 2463, Class FJ, 4.74%, 3/15/2032	34,608	34,960
Freddie Mac REMIC, Series 2444, Class FR, 4.74%, 5/15/2032	37,285	37,684
Freddie Mac REMIC, Series 2526, Class FH, 4.19%, 11/15/2032	57,255	56,600
Freddie Mac REMIC, Series 2711, Class FC, 4.64%, 2/15/2033	36,717	37,070
Freddie Mac REMIC, Series 3046, Class F, 4.11%, 3/15/2033	44,693	44,563
Freddie Mac REMIC, Series 2647, Class VF, 5.25%, 7/15/2033	295,442	302,828
Freddie Mac REMIC, Series 3969, Class AF, 4.19%, 10/15/2033	569,536	567,273
Freddie Mac REMIC, Series 2733, Class FB, 4.34%, 10/15/2033	30,629	30,696

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Freddie Mac REMIC, Series 3305, Class BF, 4.06%, 7/15/2034	$213,935	$212,135
Freddie Mac REMIC, Series 4265, Class FD, 4.14%, 1/15/2035	807,940	803,041
Freddie Mac REMIC, Series 3003, Class KF, 3.99%, 7/15/2035	121,991	121,217
Freddie Mac REMIC, Series 3085, Class FW, 4.44%, 8/15/2035	92,984	92,950
Freddie Mac REMIC, Series 3153, Class FX, 4.09%, 5/15/2036	91,214	90,610
Freddie Mac REMIC, Series 3155, Class PF, 4.09%, 5/15/2036	638,242	634,046
Freddie Mac REMIC, Series 3153, Class EF, 4.15%, 5/15/2036	81,163	80,769
Freddie Mac REMIC, Series 3208, Class FC, 4.14%, 8/15/2036	241,447	240,036
Freddie Mac REMIC, Series 3222, Class KF, 4.14%, 9/15/2036	166,934	165,774
Freddie Mac REMIC, Series 3210, Class FA, 4.14%, 9/15/2036	249,990	248,272
Freddie Mac REMIC, Series 3361, Class AF, 4.09%, 11/15/2036	44,887	44,510
Freddie Mac REMIC, Series 3281, Class AF, 4.06%, 2/15/2037	179,821	177,987
Freddie Mac REMIC, Series 3293, Class FA, 4.06%, 3/15/2037	443,617	438,979
Freddie Mac REMIC, Series 3284, Class CF, 4.11%, 3/15/2037	193,517	191,743
Freddie Mac REMIC, Series 3309, Class FG, 4.17%, 4/15/2037	76,266	75,707
Freddie Mac REMIC, Series 3318, Class F, 3.99%, 5/15/2037	29,709	29,338
Freddie Mac REMIC, Series 3311, Class NF, 4.04%, 5/15/2037	83,168	82,263
Freddie Mac REMIC, Series 3360, Class FC, 4.46%, 5/15/2037	49,873	50,013
Freddie Mac REMIC, Series 3325, Class CF, 4.08%, 6/15/2037	187,410	185,601
Freddie Mac REMIC, Series 3361, Class LF, 4.29%, 8/15/2037	146,050	145,675
Freddie Mac REMIC, Series 3355, Class BF, 4.44%, 8/15/2037	130,351	130,623
Freddie Mac REMIC, Series 4276, Class FA, 4.24%, 9/15/2037	231,991	230,498
Freddie Mac REMIC, Series 3371, Class FA, 4.34%, 9/15/2037	61,789	61,740
Freddie Mac REMIC, Series 3368, Class AF, 4.46%, 9/15/2037	48,810	48,948
Freddie Mac REMIC, Series 4579, Class FD, 4.06%, 1/15/2038	86,287	85,206
Freddie Mac REMIC, Series 3416, Class BF, 4.49%, 2/15/2038	269,758	270,925
Freddie Mac REMIC, Series 4832, Class FW, 4.06%, 4/15/2038	436,254	430,971
Freddie Mac REMIC, Series 3455, Class FG, 4.64%, 6/15/2038	694,546	697,825
Freddie Mac REMIC, Series 4730, Class WF, 4.06%, 8/15/2038	127,869	126,299
Freddie Mac REMIC, Series 4615, Class AF, 4.06%, 10/15/2038	63,993	63,188
Freddie Mac REMIC, Series 5335, Class FB, 4.44%, 10/15/2039	137,404	138,006
Freddie Mac REMIC, Series 4365, Class FH, 4.21%, 1/15/2040	79,738	79,291
Freddie Mac REMIC, Series 3639, Class FC, 4.49%, 2/15/2040	116,087	116,526
Freddie Mac REMIC, Series 3666, Class FC, 4.47%, 5/15/2040	130,279	130,610
Freddie Mac REMIC, Series 4638, Class FA, 4.15%, 7/15/2040	71,852	71,189
Freddie Mac REMIC, Series 4989, Class FA, 4.06%, 8/15/2040	82,675	81,333
Freddie Mac REMIC, Series 3757, Class PF, 4.24%, 8/15/2040	104,737	104,560
Freddie Mac REMIC, Series 3740, Class DF, 4.22%, 10/15/2040	79,277	78,610
Freddie Mac REMIC, Series 3759, Class FB, 4.24%, 11/15/2040	230,715	228,804
Freddie Mac REMIC, Series 3753, Class FA, 4.24%, 11/15/2040	657,920	652,690
Freddie Mac REMIC, Series 3997, Class FJ, 4.19%, 1/15/2041	194,775	193,272
Freddie Mac REMIC, Series 3807, Class FM, 4.24%, 2/15/2041	94,415	93,988
Freddie Mac REMIC, Series 3843, Class FE, 4.29%, 4/15/2041	189,211	188,479
Freddie Mac REMIC, Series 4105, Class LF, 4.09%, 8/15/2041	236,128	235,692

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Freddie Mac REMIC, Series 3928, Class DF, 4.89%, 9/15/2041	$339,451	$347,368
Freddie Mac REMIC, Series 3962, Class NF, 4.24%, 11/15/2041	399,664	396,094
Freddie Mac REMIC, Series 4001, Class FM, 4.24%, 2/15/2042	24,172	23,954
Freddie Mac REMIC, Series 4120, Class XF, 4.04%, 9/15/2042	104,934	103,216
Freddie Mac REMIC, Series 4105, Class NF, 4.14%, 9/15/2042	890,755	877,787
Freddie Mac REMIC, Series 4102, Class CF, 4.85%, 9/15/2042	90,364	87,306
Freddie Mac REMIC, Series 4116, Class LF, 4.04%, 10/15/2042	1,286,554	1,262,597
Freddie Mac REMIC, Series 4159, Class FQ, 4.24%, 1/15/2043	435,779	433,912
Freddie Mac REMIC, Series 4157, Class FC, 4.74%, 1/15/2043	44,621	39,854
Freddie Mac REMIC, Series 4240, Class FA, 4.24%, 8/15/2043	528,610	523,351
Freddie Mac REMIC, Series 4255, Class GF, 4.09%, 9/15/2043	57,190	56,482
Freddie Mac REMIC, Series 4274, Class FP, 4.09%, 9/15/2043	388,267	384,043
Freddie Mac REMIC, Series 4283, Class JF, 4.14%, 12/15/2043	444,919	440,262
Freddie Mac REMIC, Series 4286, Class VF, 4.19%, 12/15/2043	104,978	103,816
Freddie Mac REMIC, Series 4281, Class LF, 4.24%, 12/15/2043	1,382,989	1,371,183
Freddie Mac REMIC, Series 4310, Class FA, 4.29%, 2/15/2044	81,770	81,071
Freddie Mac REMIC, Series 4383, Class KF, 4.14%, 9/15/2044	5,484,665	5,394,718
Freddie Mac REMIC, Series 4431, Class FT, 4.14%, 1/15/2045	4,210,181	4,142,273
Freddie Mac REMIC, Series 4476, Class BF, 3.99%, 5/15/2045	264,926	258,230
Freddie Mac REMIC, Series 5338, Class FG, 4.09%, 8/15/2045	795,371	780,885
Freddie Mac REMIC, Series 4587, Class AF, 4.09%, 6/15/2046	54,249	53,905
Freddie Mac REMIC, Series 4614, Class FK, 4.24%, 9/15/2046	2,398,419	2,368,148
Freddie Mac REMIC, Series 4945, Class F, 4.21%, 12/15/2046	493,421	487,308
Freddie Mac REMIC, Series 4648, Class FA, 4.24%, 1/15/2047	250,052	246,766
Freddie Mac REMIC, Series 4735, Class FB, 4.09%, 12/15/2047	451,663	441,657
Freddie Mac REMIC, Series 4754, Class FM, 4.04%, 2/15/2048	798,059	777,725
Freddie Mac REMIC, Series 4792, Class FA, 4.04%, 5/15/2048	855,652	835,032
Freddie Mac REMIC, Series 4821, Class FL, 4.04%, 6/15/2048	631,097	616,260
Freddie Mac REMIC, Series 5383, Class AF, 4.59%, 8/15/2048	229,301	231,173
Freddie Mac REMIC, Series 4826, Class KF, 4.04%, 9/15/2048	44,756	43,800
Freddie Mac REMIC, Series 4845, Class WF, 4.04%, 12/15/2048	227,369	224,801
Freddie Mac REMIC, Series 4852, Class BF, 4.14%, 12/15/2048	565,069	554,666
Freddie Mac REMIC, Series 4863, Class F, 4.19%, 3/15/2049	150,367	148,005
Freddie Mac REMIC, Series 4913, Class UF, 4.19%, 3/15/2049	1,265,539	1,244,839
Freddie Mac REMIC, Series 5426, Class BF, 4.49%, 4/15/2049	320,408	321,303
Freddie Mac REMIC, Series 4882, Class FA, 4.19%, 5/15/2049	3,476,137	3,424,891
Freddie Mac REMIC, Series 4900, Class FT, 4.18%, 7/25/2049	813,270	799,635
Freddie Mac REMIC, Series 4903, Class NF, 4.13%, 8/25/2049	342,454	337,070
Freddie Mac REMIC, Series 4916, Class FA, 4.13%, 9/25/2049	1,412,829	1,400,204
Freddie Mac REMIC, Series 4918, Class F, 4.18%, 10/25/2049	1,537,292	1,515,107
Freddie Mac REMIC, Series 4927, Class FG, 4.23%, 11/25/2049	1,653,505	1,630,653
Freddie Mac REMIC, Series 4939, Class CF, 4.23%, 12/25/2049	1,594,337	1,575,713
Freddie Mac REMIC, Series 4940, Class FE, 4.28%, 1/25/2050	630,715	623,436
Freddie Mac REMIC, Series 4959, Class JF, 4.18%, 3/25/2050	580,241	570,511

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Freddie Mac REMIC, Series 4981, Class JF, 4.13%, 6/25/2050	$1,014,190	$994,949
Freddie Mac REMIC, Series 5003, Class AF, 4.13%, 8/25/2050	667,488	650,691
Freddie Mac REMIC, Series 5426, Class CF, 4.49%, 12/15/2050	122,091	121,583
Freddie Mac REMIC, Series 5270, Class FH, 4.57%, 6/25/2052	696,167	697,021
Freddie Mac REMIC, Series 5273, Class FA, 4.87%, 11/25/2052	110,947	111,379
Freddie Mac REMIC, Series 5376, Class FA, 4.72%, 1/25/2054	46,414	46,894
Freddie Mac REMIC, Series 5391, Class FC, 4.72%, 3/25/2054	436,485	440,997
Freddie Mac REMIC, Series 5389, Class FC, 4.97%, 3/25/2054	1,577,382	1,594,720
Freddie Mac REMIC, Series 5396, Class FD, 4.42%, 4/25/2054	529,980	529,192
Freddie Mac REMIC, Series 5427, Class FC, 4.72%, 7/25/2054	2,809,990	2,831,033
Freddie Mac REMIC, Series 5469, Class F, 4.72%, 9/25/2054	367,353	368,881
Freddie Mac REMIC, Series 5473, Class BF, 4.92%, 11/25/2054	2,109,923	2,130,163
Freddie Mac REMIC, Series 5480, Class FG, 4.77%, 12/25/2054	834,948	842,255
Freddie Mac REMIC, Series 5484, Class FA, 4.82%, 12/25/2054	406,648	410,933
Freddie Mac REMIC, Series 5487, Class FA, 5.02%, 12/25/2054	30,556	30,945
Freddie Mac REMIC, Series 5483, Class FB, 5.05%, 12/25/2054	207,974	210,771
Freddie Mac REMIC, Series 5495, Class AF, 4.77%, 1/25/2055	201,688	203,532
Freddie Mac REMIC, Series 5508, Class FA, 4.52%, 2/25/2055	56,326	56,286
Freddie Mac REMIC, Series 5500, Class AF, 4.62%, 2/25/2055	120,608	120,834
Freddie Mac REMIC, Series 5499, Class FH, 4.82%, 2/25/2055	350,140	353,832
Freddie Mac REMIC, Series 5499, Class FX, 5.02%, 2/25/2055	48,011	48,618
Freddie Mac REMIC, Series 5511, Class FG, 4.77%, 3/25/2055	300,120	302,826
Freddie Mac REMIC, Series 5517, Class HF, 4.97%, 3/25/2055	2,212,246	2,230,432
Freddie Mac REMIC, Series 5524, Class FA, 4.82%, 4/25/2055	131,961	132,198
Freddie Mac REMIC, Series 5573, Class FD, 4.77%, 9/25/2055	410,443	414,381
Freddie Mac REMIC, Series 5589, Class FB, 4.72%, 10/25/2055	442,147	445,610
Freddie Mac REMIC, Series 5583, Class FA, 4.87%, 10/25/2055	160,936	162,215
Freddie Mac REMIC, Series 4839, Class QF, 4.14%, 8/15/2056	869,768	844,905
Freddie Mac REMIC Trust 2005, Series S001, Class 1A2, 3.99%, 9/25/2035	785,314	767,870
Freddie Mac Strips, Series 240, Class F22, 4.09%, 7/15/2036	108,884	108,028
Freddie Mac Strips, Series 330, Class F4, 4.06%, 10/15/2037	49,796	49,270
Freddie Mac Strips, Series 350, Class F2, 4.06%, 9/15/2040	155,788	153,963
Freddie Mac Strips, Series 263, Class F5, 4.24%, 6/15/2042	421,359	421,573
Freddie Mac Strips, Series 264, Class F1, 4.29%, 7/15/2042	86,190	85,566
Freddie Mac Strips, Series 339, Class F5, 4.19%, 11/15/2044	1,907,874	1,882,145
Freddie Mac Strips, Series 359, Class F3, 4.19%, 10/15/2047	1,574,883	1,555,219
Freddie Mac Strips, Series 406, Class F4, 4.52%, 10/25/2053	486,322	487,272
Government National Mortgage Association, Series 35, Class FB, 4.12%, 8/16/2031	67,351	66,854
Government National Mortgage Association, Series 32, Class FT, 4.08%, 1/20/2034	305,272	305,200
Government National Mortgage Association, Series 46, Class MF, 4.22%, 5/16/2034	41,661	41,502

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Government National Mortgage Association, Series 72, Class FN, 4.18%, 7/20/2034	$207,416	$207,372
Government National Mortgage Association, Series 36, Class F, 4.23%, 5/20/2035	38,589	37,947
Government National Mortgage Association, Series 84, Class F, 4.07%, 11/16/2035	70,208	69,679
Government National Mortgage Association, Series 1, Class F, 4.08%, 1/20/2037	161,745	161,620
Government National Mortgage Association, Series 23, Class FT, 4.08%, 4/20/2037	199,571	199,514
Government National Mortgage Association, Series 51, Class FN, 4.20%, 8/20/2037	102,256	101,579
Government National Mortgage Association, Series 72, Class HF, 4.22%, 11/20/2037	127,122	126,341
Government National Mortgage Association, Series 79, Class FA, 4.23%, 12/20/2037	1,155,874	1,149,169
Government National Mortgage Association, Series 3, Class FA, 4.23%, 1/20/2038	1,006,918	1,005,776
Government National Mortgage Association, Series 51, Class FH, 4.57%, 6/16/2038	187,389	187,920
Government National Mortgage Association, Series 51, Class FE, 4.57%, 6/16/2038	36,182	36,285
Government National Mortgage Association, Series 51, Class FG, 4.59%, 6/16/2038	52,643	52,810
Government National Mortgage Association, Series 58, Class FA, 4.60%, 7/20/2038	113,477	113,853
Government National Mortgage Association, Series 66, Class FN, 4.73%, 8/20/2038	135,071	135,164
Government National Mortgage Association, Series 68, Class FA, 4.73%, 8/20/2038	514,040	515,663
Government National Mortgage Association, Series 6, Class FJ, 4.76%, 2/20/2039	438,029	438,059
Government National Mortgage Association, Series 12, Class FA, 4.73%, 3/20/2039	631,825	631,872
Government National Mortgage Association, Series 15, Class FL, 4.73%, 3/20/2039	631,825	631,872
Government National Mortgage Association, Series 66, Class UF, 4.82%, 8/16/2039	81,783	82,519
Government National Mortgage Association, Series 92, Class FJ, 4.50%, 10/16/2039	82,426	82,606
Government National Mortgage Association, Series 94, Class FA, 4.52%, 10/16/2039	220,450	221,007
Government National Mortgage Association, Series 92, Class FC, 4.62%, 10/16/2039	40,526	40,730
Government National Mortgage Association, Series 110, Class CF, 4.43%, 11/16/2039	1,416,272	1,415,956

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Government National Mortgage Association, Series 68, Class GF, 4.27%, 12/16/2039	$70,671	$70,601
Government National Mortgage Association, Series 116, Class KF, 4.35%, 12/16/2039	39,273	39,160
Government National Mortgage Association, Series 149, Class MF, 4.18%, 12/20/2039	1,436,928	1,424,136
Government National Mortgage Association, Series 20, Class FD, 4.60%, 2/20/2040	239,528	241,088
Government National Mortgage Association, Series 31, Class FV, 4.53%, 3/20/2040	233,826	234,680
Government National Mortgage Association, Series 85, Class FE, 4.23%, 7/20/2040	812,653	806,334
Government National Mortgage Association, Series 2014-131, Class BW, 5.73%, 5/20/2041	113,770	111,844
Government National Mortgage Association, Series 153, Class LF, 4.07%, 7/16/2041	196,759	193,948
Government National Mortgage Association, Series 135, Class FN, 4.22%, 10/16/2041	1,699,018	1,680,997
Government National Mortgage Association, Series 113, Class QF, 4.08%, 2/20/2042	173,768	172,252
Government National Mortgage Association, Series 34, Class FA, 4.23%, 3/20/2042	189,846	187,617
Government National Mortgage Association, Series 74, Class LF, 4.18%, 6/20/2042	988,097	973,639
Government National Mortgage Association, Series 124, Class GF, 4.03%, 10/20/2042	848,773	832,030
Government National Mortgage Association, Series 129, Class FN, 4.13%, 9/20/2043	2,051,435	2,026,089
Government National Mortgage Association, Series 129, Class FE, 4.18%, 9/20/2043	1,660,170	1,643,051
Government National Mortgage Association, Series 129, Class FA, 4.18%, 9/20/2043	1,734,798	1,716,996
Government National Mortgage Association, Series 5, Class FA, 4.23%, 1/20/2044	2,130,576	2,105,924
Government National Mortgage Association, Series 110, Class DF, 4.00%, 8/20/2045	295,017	286,917
Government National Mortgage Association, Series 123, Class FP, 4.03%, 9/20/2045	79,920	77,870
Government National Mortgage Association, Series 161, Class AF, 4.08%, 11/20/2045	480,853	469,449
Government National Mortgage Association, Series 33, Class UF, 4.23%, 3/20/2046	2,776,182	2,732,474
Government National Mortgage Association, Series 49, Class MF, 4.28%, 4/20/2046	844,138	838,387

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Government National Mortgage Association, Series 83, Class NF, 4.16%, 6/20/2046	$1,077,737	$1,051,539
Government National Mortgage Association, Series 89, Class HF, 4.23%, 7/20/2046	1,299,920	1,279,034
Government National Mortgage Association, Series 18, Class GF, 4.06%, 2/20/2047	126,378	122,837
Government National Mortgage Association, Series 1, Class EF, 4.06%, 1/20/2048	960,132	932,625
Government National Mortgage Association, Series 138, Class FB, 4.08%, 10/20/2048	1,680,846	1,638,877
Government National Mortgage Association, Series 35, Class GF, 4.23%, 3/20/2049	1,136,748	1,119,886
Government National Mortgage Association, Series 31, Class GF, 4.23%, 3/20/2049	307,160	302,658
Government National Mortgage Association, Series 33, Class F, 4.23%, 3/20/2049	113,839	112,088
Government National Mortgage Association, Series 44, Class FM, 4.23%, 4/20/2049	912,840	897,820
Government National Mortgage Association, Series 71, Class FK, 4.13%, 6/20/2049	1,434,578	1,402,036
Government National Mortgage Association, Series 90, Class BF, 4.13%, 7/20/2049	2,704,858	2,643,113
Government National Mortgage Association, Series 98, Class KF, 4.23%, 8/20/2049	3,042,386	2,989,256
Government National Mortgage Association, Series 115, Class FE, 4.18%, 9/20/2049	2,671,242	2,617,079
Government National Mortgage Association, Series 112, Class FH, 4.18%, 9/20/2049	2,748,046	2,693,905
Government National Mortgage Association, Series 125, Class FB, 4.23%, 10/20/2049	334,879	328,745
Government National Mortgage Association, Series 143, Class AF, 4.23%, 11/20/2049	3,227,959	3,176,583
Government National Mortgage Association, Series 143, Class JF, 4.23%, 11/20/2049	3,730,599	3,672,476
Government National Mortgage Association, Series 30, Class FE, 4.23%, 3/20/2050	1,417,246	1,391,090
Government National Mortgage Association, Series 98, Class FM, 2.50%, 6/20/2051	153,689	126,137
Government National Mortgage Association, Series 96, Class FG, 3.50%, 6/20/2051	458,599	402,748
Government National Mortgage Association, Series 64, Class FA, 4.32%, 4/20/2052	1,708,427	1,634,568
Government National Mortgage Association, Series 78, Class FM, 4.47%, 4/20/2052	1,673,395	1,603,753

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Government National Mortgage Association, Series 160, Class NF, 4.12%, 9/20/2052	$1,957,062	$1,933,270
Government National Mortgage Association, Series 154, Class FC, 4.17%, 9/20/2052	1,264,191	1,243,565
Government National Mortgage Association, Series 201, Class FB, 4.87%, 11/20/2052	316,596	320,340
Government National Mortgage Association, Series 80, Class GF, 4.52%, 6/20/2053	95,353	95,580
Government National Mortgage Association, Series 96, Class FA, 4.67%, 7/20/2053	71,425	71,887
Government National Mortgage Association, Series 111, Class FN, 4.82%, 8/20/2053	83,482	84,478
Government National Mortgage Association, Series 128, Class CF, 4.82%, 8/20/2053	99,488	100,676
Government National Mortgage Association, Series 116, Class F, 4.82%, 8/20/2053	178,898	180,917
Government National Mortgage Association, Series 130, Class FJ, 4.92%, 9/20/2053	835,144	845,817
Government National Mortgage Association, Series 30, Class CF, 4.87%, 2/20/2054	617,340	622,789
Government National Mortgage Association, Series 51, Class FL, 4.52%, 3/20/2054	180,088	180,532
Government National Mortgage Association, Series 39, Class JF, 4.72%, 3/20/2054	1,237,933	1,243,214
Government National Mortgage Association, Series 64, Class YK, 4.62%, 4/20/2054	72,086	72,446
Government National Mortgage Association, Series 64, Class YF, 4.71%, 4/20/2054	1,286,985	1,296,132
Government National Mortgage Association, Series 64, Class YX, 4.71%, 4/20/2054	461,450	464,731
Government National Mortgage Association, Series 64, Class UF, 4.87%, 4/20/2054	139,128	140,339
Government National Mortgage Association, Series 81, Class FE, 4.77%, 5/20/2054	471,530	474,313
Government National Mortgage Association, Series 84, Class FJ, 4.82%, 5/20/2054	1,429,288	1,439,480
Government National Mortgage Association, Series 97, Class CF, 4.77%, 6/20/2054	133,971	134,763
Government National Mortgage Association, Series 97, Class FW, 4.77%, 6/20/2054	137,775	138,330
Government National Mortgage Association, Series 118, Class FA, 4.87%, 7/20/2054	539,803	543,178
Government National Mortgage Association, Series 184, Class JF, 4.82%, 11/20/2054	1,018,542	1,022,387

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Amount	Fair Value
Government National Mortgage Association, Series 197, Class FV, 4.57%, 12/20/2054	$136,581	$136,808
Government National Mortgage Association, Series 41, Class F, 4.82%, 3/20/2055	32,364	32,595
Government National Mortgage Association, Series 97, Class FE, 4.72%, 6/20/2055	290,730	293,161
Government National Mortgage Association, Series H10, Class FC, 4.72%, 5/20/2060	34,265	34,589
Government National Mortgage Association, Series H27, Class FA, 4.12%, 12/20/2060	13,366	13,262
Government National Mortgage Association, Series 2011-H08, Class FA, 4.34%, 2/20/2061	134,631	134,322
Government National Mortgage Association, Series 2012-H11, Class FA, 4.44%, 2/20/2062	58,118	58,211
Government National Mortgage Association, Series H12, Class FA, 4.29%, 4/20/2062	122,214	121,850
Government National Mortgage Association, Series H23, Class WA, 4.26%, 10/20/2062	113,388	113,286
Government National Mortgage Association, Series H07, Class BA, 4.10%, 3/20/2063	278,574	276,670
Government National Mortgage Association, Series H07, Class GA, 4.21%, 3/20/2063	51,879	51,791
Government National Mortgage Association, Series 44, Class FB, 4.80%, 3/20/2064	137,735	138,650
Government National Mortgage Association, Series 2014-H15, Class FA, 4.24%, 7/20/2064	32,176	32,142
Government National Mortgage Association, Series H20, Class MF, 4.39%, 10/20/2064	38,829	38,904
Government National Mortgage Association, Series H08, Class FD, 4.34%, 3/20/2065	36,626	36,667
Government National Mortgage Association, Series H10, Class FC, 4.22%, 4/20/2065	233,674	233,321
Government National Mortgage Association, Series H28, Class FD, 4.44%, 8/20/2065	65,078	65,203
Government National Mortgage Association, Series H26, Class FG, 4.26%, 10/20/2065	104,272	104,179
Government National Mortgage Association, Series H30, Class FD, 4.34%, 10/20/2065	71,864	71,884
Government National Mortgage Association, Series H29, Class FL, 4.34%, 11/20/2065	138,195	138,212
Government National Mortgage Association, Series H06, Class FG, 4.56%, 3/20/2066	75,624	75,834
Government National Mortgage Association, Series H11, Class F, 4.54%, 5/20/2066	20,229	20,314

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 94.14%	Principal Amount	Fair Value
Government National Mortgage Association, Series H23, Class F, 4.49%, 10/20/2066	$95,208	$95,540
Government National Mortgage Association, Series H03, Class FA, 4.55%, 12/20/2066	60,717	60,946
Government National Mortgage Association, Series H12, Class FL, 4.22%, 5/20/2067	504,387	503,667
Government National Mortgage Association, Series 2018-H04, Class FG, 4.02%, 2/20/2068	67,206	66,900
Government National Mortgage Association, Series H01, Class FV, 4.39%, 1/20/2070	240,504	241,750
Government National Mortgage Association, Series H09, Class FL, 4.89%, 5/20/2070	159,799	162,235
Government National Mortgage Association, Series H07, Class FG, 4.37%, 3/20/2072	72,908	72,996
Government National Mortgage Association, Series H05, Class FL, 4.49%, 1/20/2073	93,401	93,551
Government National Mortgage Association, Series H06, Class FA, 4.32%, 4/20/2074	60,865	61,044
Government National Mortgage Association, Series H08, Class KF, 4.47%, 5/20/2074	141,988	143,486
Government National Mortgage Association, Series H09, Class BF, 4.37%, 6/20/2074	137,026	132,402
Government National Mortgage Association, Series H20, Class FD, 4.42%, 11/20/2074	766,494	770,940
Total Collateralized Mortgage Obligations (Cost $221,128,763)		222,510,006

U.S. GOVERNMENT & AGENCIES — 5.36%(a)
United States Treasury Floating Rate Note, 3.96%, 4/30/2028	1,500,000	1,501,305
United States Treasury Inflation Indexed Bond, 0.13%, 4/15/2027	9,626,000	11,168,521
Total U.S. Government & Agencies (Cost $12,858,381)		12,669,826

Total Investments — 99.50% (Cost $233,987,144)		235,179,832
Other Assets in Excess of Liabilities — 0.50%		1,189,798
NET ASSETS — 100.00%		$236,369,630

(a)	Floating rate security. The rate shown is the effective interest rate as of July 31, 2026.

REMIC - Real Estate Mortgage Investment Conduit

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Statement of Assets and Liabilities
July 31, 2026 (Unaudited)

Assets
Investments in securities, at fair value (cost $233,987,144) (Note 3)	$235,179,832
Receivable for fund shares sold	1,281,386
Receivable for investments sold	3,322
Dividends and interest receivable	317,450
Total Assets	236,781,990

Liabilities
Due to custodian	273,409
Payable for investments purchased	117,607
Payable to Investment Adviser (Note 4)	21,344
Total Liabilities	412,360
Net Assets	$236,369,630

Net Assets consist of:
Paid-in capital	234,823,784
Accumulated earnings	1,545,846
Net Assets	$236,369,630
Shares outstanding (unlimited number of shares authorized, no par value)	9,225,000
Net asset value, offering and redemption price per share (Note 2)	$25.62

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Statement of Operations
For the Six Months Ended July 31, 2026 (Unaudited)

Investment Income
Interest income	$4,645,263
Total investment income	4,645,263

Expenses
Investment Adviser fees (Note 4)	500,049
Total operating expenses	500,049

Net investment income	4,145,214

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	285,088
Change in unrealized depreciation on investment securities	(186,458)
Net realized and change in unrealized gain on investment securities	98,630

Net increase in net assets resulting from operations	$4,243,844

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year
	July 31,	Ended
	2026	January 31,
	(Unaudited)	2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,145,214	$7,332,372
Net realized gain on investment securities	285,088	223,716
Change in unrealized appreciation (depreciation) on investment securities	(186,458)	941,517
Net increase in net assets resulting from operations	4,243,844	8,497,605

Distributions to Shareholders from Earnings (Note 2)	(4,338,618)	(7,409,525)

Capital Transactions
Proceeds from shares sold	69,262,692	45,284,080
Amount paid for shares redeemed	(8,323,936)	(18,494,547)
Net increase in net assets resulting from capital transactions	60,938,756	26,789,533

Total Increase in Net Assets	60,843,982	27,877,613

Net Assets
Beginning of period	175,525,648	147,648,035
End of period	$236,369,630	$175,525,648

Share Transactions
Shares sold	2,700,000	1,775,000
Shares redeemed	(325,000)	(725,000)
Net increase in shares outstanding	2,375,000	1,050,000

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months		For the	For the
	Ended		Year	Period
	July 31,		Ended	Ended
	2026		January 31,	January 31,
	(Unaudited)		2026	2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$25.62		$25.46	$25.00

Investment operations:
Net investment income	0.50		1.18	1.15
Net realized and unrealized gain on investments	0.03		0.18	0.45
Total from investment operations	0.53		1.36	1.60

Less distributions to shareholders from:
Net investment income	(0.53)		(1.18)	(1.13)
Net realized gains	—		(0.02)	(0.01)
Total distributions	(0.53)		(1.20)	(1.14)

Net asset value, end of period	$25.62		$25.62	$25.46

Total Return(b)
	2.08	% (c)	5.46%	6.48	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$236,370		$175,526	$147,648
Ratio of expenses to average net assets	0.49	% (d)	0.49%	0.49	% (d)
Ratio of net investment income to average net assets	4.06	% (d)	4.66%	5.29	% (d)
Portfolio turnover rate(e)	17	% (c)	37%	21	% (c)

(a)	For the period February 27, 2024 (commencement of operations) to January 31, 2025.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Regan Floating Rate MBS ETF
Notes to the Financial Statements
July 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Regan Floating Rate MBS ETF (the “Fund”) was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended diversified series of Valued Advisers Trust (the “Trust”) and commenced operations on February 27, 2024. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Regan Capital, LLC (the “Adviser”). The investment objective of the Fund is current income.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last two tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Regan Floating Rate MBS ETF
Notes to the Financial Statements (Continued)
July 31, 2026 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Dividends and Distributions – The Fund intends to distribute all or substantially all of its investment income and any realized net capital gains monthly. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Regan Floating Rate MBS ETF
Notes to the Financial Statements (Continued)
July 31, 2026 (Unaudited)

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$222,510,006	$—	$222,510,006
U.S. Government & Agencies	—	12,669,826	—	12,669,826
Total	$—	$235,179,832	$—	$235,179,832

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. The Fund is obligated to pay the Adviser a unitary fee computed and accrued daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets. Pursuant to the Agreement, the Adviser shall pay all operating expenses of the Fund, including the compensation and expenses of any employees of the Fund and of any other persons rendering any services to the Fund; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment

Regan Floating Rate MBS ETF
Notes to the Financial Statements (Continued)
July 31, 2026 (Unaudited)

company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws, including expenses incurred by the Fund in connection with the organization and initial registration of shares of the Fund; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, Administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders; the cost of printing or preparing stock certificates, if any, or any other documents, statements or reports to shareholders; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares, excluding expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; and all other operating expenses not specifically assumed by the Fund.

In the event that the Adviser pays or assumes any expenses of the Trust not required to be paid or assumed by the Adviser under this Agreement, the Adviser shall not be obligated hereby to pay or assume the same or any similar expense in the future; provided, that nothing herein contained shall be deemed to relieve the Adviser of any obligation to the Fund under any separate agreement or arrangement between the parties. For the six months ended July 31, 2026, the Adviser earned a fee of $500,049 from the Fund. At July 31, 2026, the Fund owed the Adviser $21,344.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS and are not paid by the Trust for services to the Fund. Northern Lights Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2026, purchases and sales of investment securities, other than short-term investments, were $81,634,622 and $22,607,671, respectively.

For the six months ended July 31, 2026, purchases and sales of long-term U.S. government obligations were $7,998,693 and $11,554,437, respectively.

For the six months ended July 31, 2026, there were no purchases or sales of in-kind transactions.

For the six months ended July 31, 2026, the Fund had in-kind net realized gains of $0.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted

Regan Floating Rate MBS ETF
Notes to the Financial Statements (Continued)
July 31, 2026 (Unaudited)

equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended July 31, 2026, the Fund received $9,250 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,511,655
Gross unrealized depreciation	(318,967)
Net unrealized appreciation on investments	$1,192,688
Tax cost of investments	$233,987,144

The tax character of distributions paid for the fiscal year ended January 31, 2026, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$7,372,115
Net long term capital gains	37,410
Total distributions paid	$7,409,525

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$236,450
Undistributed long term capital gains	25,024
Unrealized appreciation on investments	1,379,146
Total accumulated earnings	$1,640,620

Regan Floating Rate MBS ETF
Notes to the Financial Statements (Continued)
July 31, 2026 (Unaudited)

During the fiscal year ended January 31, 2026, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the fiscal year ended January 31, 2026, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Regan Floating Rate MBS ETF
Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The Adviser pays all operating expenses of the Fund, including the compensation of Directors and Officers.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	10/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	10/2/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer
Date:	10/2/2026